Annual Total Returns (Bar Chart) (Invesco Balanced-Risk Retirement 2010 Fund, Class Institutional, Invesco Balanced-Risk Retirement 2010 Fund)	12 Months Ended
May 02, 2011
Invesco Balanced-Risk Retirement 2010 Fund | Class Institutional, Invesco Balanced-Risk Retirement 2010 Fund
Annual Total Returns
'08	(18.82%)
'09	15.75%
'10	7.96%